UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Castine Capital Management, LLC

Address:  One International Place
          Suite 2401
          Boston, Massachusetts 02110

13F File Number: 028-12177

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Magidson
Title:  Managing Member
Phone:  (617) 310-5190


Signature, Place and Date of Signing:

/s/ Paul Magidson             Boston, Massachusetts          November 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  106

Form 13F Information Table Value Total:  $286,081
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.      Form 13F File Number          Name

    1.       028-13763                     Castine Partners II, LP

                           FORM 13F INFORMATION TABLE
COLUMN 1                      COLUMN  2     COLUMN 3     COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7           COLUMN 8

                              TITLE                      VALUE   SHRS OR  SH/ PUT/   INVESTMENT  OTHER          VOTING AUTHORITY
NAME OF ISSUER                OF CLASS      CUSIP       (X$1000) PRN AMT  PRN CALL   DISCRETION  MANAGERS    SOLE      SHARED  NONE

1ST UNITED BANCORP INC FLA    COM           33740N105      657   133,223  SH          SHARED        1       133,223
1ST UNITED BANCORP INC FLA    COM           33740N105      334    67,767  SH          SOLE                   67,767
AMERIS BANCORP                COM           03076K108    3,698   424,621  SH          SHARED        1       424,621
AMERIS BANCORP                COM           03076K108    1,832   210,377  SH          SOLE                  210,377
AON CORP                      COM           037389103    3,296    78,510  SH          SHARED        1        78,510
AON CORP                      COM           037389103    1,634    38,935  SH          SOLE                   38,935
BANCORP INC DEL               COM           05969A105    7,062   986,375  SH          SHARED        1       986,375
BANCORP INC DEL               COM           05969A105    3,499   488,625  SH          SOLE                  488,625
BANCORP RHODE ISLAND INC      COM           059690107    1,615    38,093  SH          SHARED        1        38,093
BANCORP RHODE ISLAND INC      COM           059690107      802    18,909  SH          SOLE                   18,909
BCSB BANCORP INC              COM           055367106    1,281   109,021  SH          SHARED        1       109,021
BCSB BANCORP INC              COM           055367106      635    54,014  SH          SOLE                   54,014
BENEFICIAL MUTUAL BANCORP IN  COM           08173R104    2,989   401,245  SH          SHARED        1       401,245
BENEFICIAL MUTUAL BANCORP IN  COM           08173R104    1,481   198,755  SH          SOLE                  198,755
BERKSHIRE HILLS BANCORP INC   COM           084680107    1,702    92,142  SH          SHARED        1        92,142
BERKSHIRE HILLS BANCORP INC   COM           084680107      870    47,090  SH          SOLE                   47,090
CAPE BANCORP INC              COM           139209100    3,141   444,244  SH          SHARED        1       444,244
CAPE BANCORP INC              COM           139209100    1,556   220,100  SH          SOLE                  220,100
CAPITOL FED FINL INC          COM           14057J101    4,588   434,435  SH          SHARED        1       434,435
CAPITOL FED FINL INC          COM           14057J101    2,276   215,565  SH          SOLE                  215,565
CENTERSTATE BANKS INC         COM           15201P109    1,121   214,366  SH          SHARED        1       214,366
CENTERSTATE BANKS INC         COM           15201P109      555   106,207  SH          SOLE                  106,207
CENTURY BANCORP INC MASS      CL A NON VTG  156432106    4,432   190,851  SH          SHARED        1       190,851
CENTURY BANCORP INC MASS      CL A NON VTG  156432106    2,195    94,552  SH          SOLE                   94,552
CITIZENS & NORTHN CORP        COM           172922106      118     7,944  SH          SHARED        1         7,944
CITIZENS & NORTHN CORP        COM           172922106       60     4,056  SH          SOLE                    4,056
COMERICA INC                  COM           200340107    9,527   414,743  SH          SHARED        1       414,743
COMERICA INC                  COM           200340107    4,715   205,257  SH          SOLE                  205,257
EAGLE BANCORP INC MD          COM           268948106    3,122   265,292  SH          SHARED        1       265,292
EAGLE BANCORP INC MD          COM           268948106    1,547   131,396  SH          SOLE                  131,396
EVANS BANCORP INC             COM NEW       29911Q208    1,702   154,755  SH          SHARED        1       154,755
EVANS BANCORP INC             COM NEW       29911Q208      843    76,673  SH          SOLE                   76,673
FIFTH THIRD BANCORP           COM           316773100    3,041   301,050  SH          SHARED        1       301,050
FIFTH THIRD BANCORP           COM           316773100    1,504   148,950  SH          SOLE                  148,950
FIRST CALIFORNIA FINANCIAL G  COM NEW       319395109    2,062   685,164  SH          SHARED        1       685,164
FIRST CALIFORNIA FINANCIAL G  COM NEW       319395109    1,053   349,836  SH          SOLE                  349,836
FIRST COMWLTH FINL CORP PA    COM           319829107    3,837 1,036,950  SH          SHARED        1     1,036,950
FIRST COMWLTH FINL CORP PA    COM           319829107    1,898   513,050  SH          SOLE                  513,050
FIRST CONN BANCORP INC MD     COM           319850103    3,936   347,721  SH          SHARED        1       347,721
FIRST CONN BANCORP INC MD     COM           319850103    1,983   175,179  SH          SOLE                  175,179
FIRST DEFIANCE FINL CORP      COM           32006W106    1,740   132,406  SH          SHARED        1       132,406
FIRST DEFIANCE FINL CORP      COM           32006W106      888    67,594  SH          SOLE                   67,594
FIRST INTST BANCSYSTEM INC    COM CL A      32055Y201    1,823   170,196  SH          SHARED        1       170,196
FIRST INTST BANCSYSTEM INC    COM CL A      32055Y201      917    85,577  SH          SOLE                   85,577
FIRST MERCHANTS CORP          COM           320817109    2,399   340,277  SH          SHARED        1       340,277
FIRST MERCHANTS CORP          COM           320817109    1,197   169,723  SH          SOLE                  169,723
FIRST NIAGARA FINL GP INC     COM           33582V108    3,673   401,400  SH          SHARED        1       401,400
FIRST NIAGARA FINL GP INC     COM           33582V108    1,817   198,600  SH          SOLE                  198,600
FOX CHASE BANCORP INC NEW     COM           35137T108    5,647   445,361  SH          SHARED        1       445,361
FOX CHASE BANCORP INC NEW     COM           35137T108    2,798   220,636  SH          SOLE                  220,636
GENWORTH FINL INC             COM CL A      37247D106    5,106   889,595  SH          SHARED        1       889,595
GENWORTH FINL INC             COM CL A      37247D106    2,528   440,405  SH          SOLE                  440,405
GREENLIGHT CAPITAL RE LTD     CLASS A       G4095J109    4,728   227,957  SH          SHARED        1       227,957
GREENLIGHT CAPITAL RE LTD     CLASS A       G4095J109    2,342   112,919  SH          SOLE                  112,919
HERITAGE FINL GROUP INC       COM           42726X102    3,061   294,628  SH          SHARED        1       294,628
HERITAGE FINL GROUP INC       COM           42726X102    1,517   145,969  SH          SOLE                  145,969
HOME FED BANCORP INC LA NEW   COM           43708L108    1,165    89,620  SH          SHARED        1        89,620
HOME FED BANCORP INC LA NEW   COM           43708L108      595    45,752  SH          SOLE                   45,752
HOME FED BANCORP INC MD       COM           43710G105    2,276   291,024  SH          SHARED        1       291,024
HOME FED BANCORP INC MD       COM           43710G105    1,128   144,197  SH          SOLE                  144,197
KAISER FED FINL GROUP INC     COM           483056107    6,804   577,126  SH          SHARED        1       577,126
KAISER FED FINL GROUP INC     COM           483056107    3,371   285,905  SH          SOLE                  285,905
LOEWS CORP                    COM           540424108    3,534   102,273  SH          SHARED        1       102,273
LOEWS CORP                    COM           540424108    1,752    50,695  SH          SOLE                   50,695
MB FINANCIAL INC NEW          COM           55264U108    3,447   234,150  SH          SHARED        1       234,150
MB FINANCIAL INC NEW          COM           55264U108    1,705   115,850  SH          SOLE                  115,850
MERCHANTS BANCSHARES          COM           588448100    1,333    49,793  SH          SHARED        1        49,793
MERCHANTS BANCSHARES          COM           588448100      660    24,642  SH          SOLE                   24,642
METRO BANCORP INC PA          COM           59161R101    3,675   424,908  SH          SHARED        1       424,908
METRO BANCORP INC PA          COM           59161R101    1,821   210,497  SH          SOLE                  210,497
NELNET INC                    CL A          64031N108    2,261   120,418  SH          SHARED        1       120,418
NELNET INC                    CL A          64031N108    1,119    59,582  SH          SOLE                   59,582
NORTHWEST BANCSHARES INC MD   COM           667340103    2,548   213,941  SH          SHARED        1       213,941
NORTHWEST BANCSHARES INC MD   COM           667340103    1,263   106,059  SH          SOLE                  106,059
OCEANFIRST FINL CORP          COM           675234108    2,719   232,977  SH          SHARED        1       232,977
OCEANFIRST FINL CORP          COM           675234108    1,347   115,456  SH          SOLE                  115,456
ORIENTAL FINL GROUP INC       COM           68618W100   16,498 1,706,104  SH          SHARED        1     1,706,104
ORIENTAL FINL GROUP INC       COM           68618W100    8,169   844,829  SH          SOLE                  844,829
ORITANI FINL CORP DEL         COM           68633D103    1,544   120,062  SH          SHARED        1       120,062
ORITANI FINL CORP DEL         COM           68633D103      767    59,638  SH          SOLE                   59,638
PACWEST BANCORP DEL           COM           695263103    4,197   301,051  SH          SHARED        1       301,051
PACWEST BANCORP DEL           COM           695263103    2,076   148,949  SH          SOLE                  148,949
PENN MILLERS HLDG CORP        COM           707561106      786    39,141  SH          SHARED        1        39,141
PENN MILLERS HLDG CORP        COM           707561106      393    19,559  SH          SOLE                   19,559
PEOPLES FED BANCSHARES INC    COM           711037101    2,123   165,508  SH          SHARED        1       165,508
PEOPLES FED BANCSHARES INC    COM           711037101    1,084    84,492  SH          SOLE                   84,492
PNC FINL SVCS GROUP INC       COM           693475105    8,058   167,208  SH          SHARED        1       167,208
PNC FINL SVCS GROUP INC       COM           693475105    3,990    82,792  SH          SOLE                   82,792
SCBT FINANCIAL CORP           COM           78401V102    1,651    66,899  SH          SHARED        1        66,899
SCBT FINANCIAL CORP           COM           78401V102      817    33,101  SH          SOLE                   33,101
SI FINL GROUP INC MD          COM           78425V104    3,257   352,135  SH          SHARED        1       352,135
SI FINL GROUP INC MD          COM           78425V104    1,628   175,971  SH          SOLE                  175,971
SPDR GOLD TRUST               GOLD SHS      78463V107    6,870    43,462  SH          SHARED        1        43,462
SPDR GOLD TRUST               GOLD SHS      78463V107    3,404    21,538  SH          SOLE                   21,538
SUNTRUST BKS INC              COM           867914103    6,004   334,500  SH          SHARED        1       334,500
SUNTRUST BKS INC              COM           867914103    2,971   165,500  SH          SOLE                  165,500
UNITED FINANCIAL BANCORP INC  COM           91030T109    1,230    89,822  SH          SHARED        1        89,822
UNITED FINANCIAL BANCORP INC  COM           91030T109      632    46,178  SH          SOLE                   46,178
US BANCORP DEL                COM NEW       902973304   12,593   534,955  SH          SHARED        1       534,955
US BANCORP DEL                COM NEW       902973304    6,239   265,045  SH          SOLE                  265,045
WASHINGTON BKG CO OAK HBR WA  COM           937303105    2,634   270,753  SH          SHARED        1       270,753
WASHINGTON BKG CO OAK HBR WA  COM           937303105    1,305   134,108  SH          SOLE                  134,108
WILLIS LEASE FINANCE CORP     COM           970646105    2,847   252,182  SH          SHARED        1       252,182
WILLIS LEASE FINANCE CORP     COM           970646105    1,411   124,943  SH          SOLE                  124,943








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